Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Other payables
Schedule of Trade and Other Payables
Figures in million - SA rand	2020	2019	2018
Trade creditors	4,325.1	3,208.0	2,200.0
Accruals and other creditors	4,166.2	3,195.6	2,952.7
Other	32.5	1,335.9	7.2
Financial liabilities	8,523.8	7,739.5	5,159.9
Payroll creditors	2,491.5	1,898.2	1,465.3
Leave pay accrual	2,016.4	1,692.5	1,152.6
VAT payable	175.7	135.7	78.5
Total trade and other payables	13,207.4	11,465.9	7,856.3